Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2022	$ 626,226	$ 21,198	$ 359,280	$ 19,360	$ 226,388
Beginning balance (in shares) at Dec. 31, 2022		2,477,672
Net Income	23,672				23,672
Pension adjustments, net of tax	(157)			(157)
Loss on foreign currency translation, net of tax	(1,181)			(1,181)
Ending balance at Mar. 31, 2023	648,560	$ 21,198	359,280	18,022	250,060	$ 0
Ending balance (in shares) at Mar. 31, 2023		2,477,672
Beginning balance at Dec. 31, 2023	727,890	$ 21,198	359,280	19,982	327,273	157
Beginning balance (in shares) at Dec. 31, 2023		2,477,672
Net Income	30,361				30,308	53
Pension adjustments, net of tax	136			136
Loss on foreign currency translation, net of tax	(3,086)			(3,023)		(62)
Ending balance at Mar. 31, 2024	$ 755,300	$ 21,198	$ 359,280	$ 17,095	$ 357,580	$ 147
Ending balance (in shares) at Mar. 31, 2024		2,477,672